                         PRUDENTIAL



                                              March 30, 2001



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

          Re:  Prudential Short-Term Corporate Bond Fund, Inc.
               (formerly known as Prudential Structured Maturity Fund, Inc.) (File No. 33-22363)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 and (ii) that the text of Post-Effective Amendment No. 21 was filed electronically on March 29, 2001.


                              Prudential Short-Term Corporate Bond Fund, Inc.


                              By: /s/ Deborah A. Docs
                                 ------------------------------------------
                                      Deborah A. Docs, Esq.
                                      Secretary